UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

FIRST QUARTER REPORT

January 31, 2012

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at January 31, 2012
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Bonds & Notes - 0.26%

	Consumer Products - 0.08%
18,010,162	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17 (b) (c) (e)	$2,636,688

	Financial Insurance - 0.18%
9,630,000	MBIA Insurance Corp., 14.000%,
	due 1/15/33 (d) (f)	5,922,450

	Total Corporate Bonds & Notes
	(Cost $27,176,665)	8,559,138

Shares

Preferred Stocks - 0.01%

	Insurance & Reinsurance - 0.01%
4,775	Ecclesiastical Insurance, 8.625%
	(United Kingdom)	8,286
1,022,245	RS Holdings Corp., Convertible,
	Class A (a) (b) (c) (e)	194,023

	Total Preferred Stocks
	(Cost $1,022,936)	202,309

Common Stocks - 95.14%

	Annuities & Mutual Fund
	Management & Sales - 3.72%
6,000,000	Bank of New York Mellon Corp. (The)	120,780,000

	Auto Supply - 0.00%
191,736	ISE, Ltd.[1] (a) (b)	—
460,467	ISE, Ltd. Restricted Voting
	Shares[1] (a) (b) (e)	—

		—

	Automotive - 4.88%
5,515,800	Toyota Industries Corp. (Japan)	158,193,897

	Consumer Products - 0.00%#
526,368	Home Products International,
	Inc. (a) (b) (c) (e)	26,318

Shares		Value (Note 1)

	Depository Institutions - 3.00%
14,567	Carver Bancorp, Inc. (a)	$137,072
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	19,367,181
10,000,000	KeyCorp	77,700,000

		97,204,253

	Diversified Operations - 12.19%
5,147,197	Brookfield Asset Management,
	Inc., Class A (Canada)	156,835,093
16,546,000	Hutchison Whampoa, Ltd.
	(Hong Kong)	157,346,267
14,272,822	Wharf (Holdings), Ltd. (The)
	(Hong Kong)	81,161,457

		395,342,817

	Financial Insurance - 0.02%
37	Manifold Capital Holdings,
	Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 22.66%
83,370	Capital Southwest Corp.	7,398,254
26,752,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	360,129,047
7,904,996	Investor AB, Class A (Sweden)	155,369,050
160,000,000	Lai Sun Garment International,
	Ltd. (Hong Kong) (a) (c)	14,441,737
1,334,600	RHJ International (Belgium) (a)	6,075,092
1,982,750	RHJ International (Belgium) (a) (e)	9,025,468
57,217,500	Wheelock & Co., Ltd. (Hong Kong)	182,601,979

		735,040,627

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b) (e)	142,800
9,337	RS Holdings Corp.,
	Class A (a) (b) (c) (e)	1,772

		144,572

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Manufactured Housing - 2.58%
1,014	Fleetwood Homes, Inc. (a) (b) (c) (e)	$83,804,000

	Mutual Holding Companies - 0.30%
47,859	Colonial Financial Services, Inc. (a)	594,887
232,032	FedFirst Financial Corp. (c)	3,243,807
205,511	Gouverneur Bancorp, Inc. (c)	1,726,292
249,757	Home Federal Bancorp, Inc. (c)	3,584,013
242,800	SFSB, Inc. (a) (c) ^	607,000

		9,755,999

	Non-U.S. Real Estate Operating
	Companies - 21.94%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	153,809,008
30,534,000	Hang Lung Properties, Ltd.
	(Hong Kong)	104,925,806
83,412,054	Henderson Land Development Co.,
	Ltd. (Hong Kong)	452,806,142

		711,540,956

	Oil & Gas Production
	& Services - 2.39%
776,800	Cenovus Energy, Inc. (Canada)	28,306,592
380,000	Devon Energy Corp.	24,247,800
1,304,301	EnCana Corp. (Canada)	24,951,278

		77,505,670

	Semiconductor Equipment
	Manufacturers - 0.76%
2,000,000	Applied Materials, Inc.	24,560,000

	Steel & Specialty Steel - 9.11%
3,220,963	POSCO, ADR (South Korea)	295,555,565

	Telecommunications
	Equipment - 2.29%
1,871,861	Sycamore Networks, Inc. (a) (c)	36,351,541
10,008,450	Tellabs, Inc.	38,032,110

		74,383,651

Shares		Value (Note 1)

	U.S. Real Estate Operating
	Companies - 5.41%
9,487,910	FNC Realty Corp. (a) (b) (c)	$6,641,537
8,764,203	Forest City Enterprises, Inc.,
	Class A (a) (c)	115,073,985
22,500	Forest City Enterprises, Inc.,
	Class B (a) (c)	296,100
1,875,106	Tejon Ranch Co. (a) (c)	53,440,521

		175,452,143

	Utilities, Utility Service Companies
	& Waste Management - 3.89%
8,816,889	Covanta Holding Corp. (c)	125,993,344

	Total Common Stocks
	(Cost $2,829,653,340)	3,085,838,812

Investment Amount ($) or Partnership Units

Limited Partnerships - 0.37%

	Infrastructure - 0.36%
400,000	Brookfield Infrastructure
	Partners L.P. (Canada)[2]	11,668,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity
	Fund, L.P. (a) (b)	376,839

	Total Limited Partnerships
	(Cost $8,007,814)	12,044,839

	Total Investment Portfolio - 95.78%
	(Cost $2,865,860,755)	3,106,645,098
	Other Assets less
	Liabilities - 4.22%	136,789,511

	NET ASSETS - 100.00%	$3,243,434,609

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Value (Note 1)

Investor Class:
Net assets applicable to 584,131
shares outstanding	$25,860,972

Net asset value, offering and
redemption price per share	$44.27

Institutional Class:
Net assets applicable to
72,701,558 shares outstanding	$3,217,573,637

Net asset value, offering and
redemption price per share	$44.26

Notes:
ADR: American Depositary Receipt.
PIK: Payment-in-kind.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Restricted security subject to restrictions on resale.

Acquisition Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	1/31/12 Carrying Value Per Unit

1,014	Fleetwood Homes, Inc.	8/14/09-4/29/11	$71,000,000	$82,646.94
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$18,010,162	Home Products International, Inc.,
	2nd Lien, Convertible, PIK,
	6.000%, due 3/20/17	3/16/07-10/24/11	18,010,162	14.64
460,467	ISE, Ltd. Restricted Voting Shares	3/8/06 - 4/11/08	4,280,822	—
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	42,781,514	15,000.00
127,500	Olympus Re Holdings, Ltd.	12/20/01	12,019,608	1.12
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	4.55
9,337	RS Holdings Corp., Class A	5/9/03	9,105	0.19
1,022,245	RS Holdings Corp., Convertible,
	Class A Pfd.	3/18/02-4/20/04	1,013,140	0.19

At January 31, 2012, these restricted securities had a total market value of $96,386,069 or 2.97% of net assets of the Fund.

(f)	Variable rate security. The rate disclosed is in effect as of January 31, 2012.
#	Amount represents less than 0.01% of total net assets.
^	Classified as Level 3 security in the summary by level of inputs table.
1	Incorporated in Cayman Islands.
2	Bermuda exempted limited partnership.

Country Concentration

% of Net Assets

Hong Kong	47.07%
United States	22.63
South Korea	9.11
Canada	6.84
Japan	4.88
Sweden	4.79
Belgium	0.46
Bermuda	0.00 #
United Kingdom	0.00 #

Total	95.78%

# Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Preferred Stocks - 0.24%

	U.S. Real Estate Investment
	Trust - 0.24%
74,250	Excel Trust, Inc., 8.125%	$1,874,813

	Total Preferred Stocks
	(Cost $1,856,250)	1,874,813

Common Stocks - 77.30%

	Agriculture - 1.95%
1,389,387	Viterra, Inc. (Canada)	14,951,118

	Auto Supply - 0.97%
407,365	Superior Industries International, Inc.	7,401,822

	Chemicals & Industrial
	Materials - 8.37%
89,242	Compass Minerals International, Inc.	6,520,913
363,859	Lanxess AG (Germany)	23,699,619
123,626	Minerals Technologies, Inc.	7,844,070
177,910	Sensient Technologies Corp.	7,048,794
71,282	Stepan Co.	6,125,975
219,484	Westlake Chemical Corp.	12,828,840

		64,068,211

	Computer Peripherals - 2.12%
464,542	Lexmark International, Inc., Class A	16,212,516

	Consulting and Information
	Technology Services - 3.41%
330,208	ICF International, Inc. (a)	9,358,095
475,306	ManTech International Corp., Class A	16,707,006

		26,065,101

	Consumer Products - 1.01%
53,668	J&J Snack Foods Corp.	2,738,678
325,862	JAKKS Pacific, Inc.	4,979,171

		7,717,849

Shares		Value (Note 1)

	Electronics Components - 6.76%
655,492	Bel Fuse, Inc., Class B (c)	$13,273,713
405,684	Electronics for Imaging, Inc. (a)	6,961,537
1,134,929	Ingram Micro, Inc., Class A (a)	21,540,952
857,266	MEMC Electronic Materials, Inc. (a)	3,917,706
198,327	Park Electrochemical Corp.	6,023,191

		51,717,099

	Energy/Services - 6.82%
269,138	Bristow Group, Inc.	13,203,910
726,290	Pioneer Drilling Co. (a)	6,478,507
211,228	SEACOR Holdings, Inc. (a)	19,333,699
496,920	SemGroup Corp., Class A (a)	13,153,472

		52,169,588

	Forest Products & Paper - 2.90%
623,800	Canfor Corp. (Canada) (a)	7,297,471
21,530,352	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (d) (e)	315,644
985,166	P.H. Glatfelter Co.	14,560,753

		22,173,868

	Healthcare Services - 3.65%
1,081,057	Cross Country Healthcare, Inc. (a)	6,670,122
96,016	Haemonetics Corp. (a)	6,237,199
245,712	Teleflex, Inc.	15,035,117

		27,942,438

	Holding Companies - 6.59%
197,855	Ackermans & van Haaren NV (Belgium)	15,887,925
731,866	JZ Capital Partners, Ltd. (Guernsey)	4,096,996
1,590,916	JZ Capital Partners, Ltd. Limited
	Voting Shares (Guernsey) (d)	8,905,971
308,007	Leucadia National Corp.	8,550,274
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (c)	13,005,997

		50,447,163

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Industrial Equipment - 4.09%
133,849	Alamo Group, Inc.	$3,895,006
569,485	Oshkosh Corp. (a)	13,827,096
920,788	Wacker Neuson SE (Germany)	13,549,856

		31,271,958

	Industrial Services - 1.85%
221,350	EMCOR Group, Inc.	6,381,521
129,059	UniFirst Corp.	7,792,582

		14,174,103

	Insurance & Reinsurance - 4.47%
24,107	Alleghany Corp. (a)	6,975,360
194,536	Arch Capital Group, Ltd. (Bermuda) (a)	7,013,023
9,824	E-L Financial Corp., Ltd. (Canada)	3,723,068
413,070	HCC Insurance Holdings, Inc.	11,466,823
90,218	Transatlantic Holdings, Inc.	5,002,588

		34,180,862

	Media - 4.58%
203,389	Liberty Media Corp. - Liberty
	Capital, Series A (a)	16,761,320
636,678	Madison Square Garden, Co. (The),
	Class A (a)	18,266,292

		35,027,612

	Metals Manufacturing - 2.39%
245,455	Encore Wire Corp.	6,700,922
234,070	Kaiser Aluminum Corp.	11,558,377

		18,259,299

	Non-U.S. Real Estate
	Investment Trust - 1.34%
2,969,100	SEGRO PLC (United Kingdom)	10,283,772

	Oil & Gas - 0.56%
73,637	Cimarex Energy Co.	4,298,928

Shares		Value (Note 1)

	Retail - 1.59%
239,800	Aéropostale, Inc. (a)	$3,925,526
585,456	American Eagle Outfitters, Inc.	8,249,075

		12,174,601

	Securities Trading Services - 2.86%
596,785	Broadridge Financial Solutions, Inc.	14,304,936
667,088	Investment Technology
	Group, Inc. (a)	7,564,778

		21,869,714

	Semiconductor
	Equipment Manufacturers - 0.94%
473,977	Electro Scientific Industries, Inc.	7,194,971

	Telecommunications
	Equipment - 1.49%
144,867	Sycamore Networks, Inc. (a)	2,813,317
2,260,907	Tellabs, Inc.	8,591,447

		11,404,764

	U.S. Real Estate Investment
	Trust - 0.34%
207,876	Excel Trust, Inc.	2,640,025

	U.S. Real Estate Operating
	Companies - 6.25%
413,727	Alexander & Baldwin, Inc.	19,569,287
253,091	Alico, Inc.	5,856,526
514,448	Vail Resorts, Inc.	22,435,077

		47,860,890

	Total Common Stocks
	(Cost $552,592,526)	591,508,272

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Investment Amount ($)		Value (Note 1)

Limited Partnerships - 1.13%

	Holding Companies - 1.13%
1,000,000	AP Alternative Assets, L.P.
	(Guernsey) (b) (d)	$8,630,750

	Total Limited Partnerships
	(Cost $20,000,000)	8,630,750

Notional Amount ($)

Purchased Options - 0.01%

	Foreign Currency
	Put Options - 0.01% (a)
75,000,000	Euro Currency, strike 1.20 Euro,
	expires 3/7/12	62,040

	Total Purchased Options
	(Cost $2,400,000)	62,040

Principal Amount ($)

Short Term Investments - 11.76%

	U.S. Government
	Obligations - 11.76%
90,000,000	U.S. Treasury Bills, 0.04%-0.10%‡,
	due 4/26/12-11/15/12	89,977,605

	Total Short Term Investments
	(Cost $89,980,249)	89,977,605

Value (Note 1)

Total Investment
Portfolio - 90.44%
(Cost $666,829,025)	$692,053,480
Other Assets less
Liabilities - 9.56%	73,120,356

NET ASSETS - 100.00%	$765,173,836

Investor Class:
Net assets applicable to 440,455
shares outstanding	$9,239,269

Net asset value, offering and
redemption price per share	$20.98

Institutional Class:
Net assets applicable to
36,024,093 shares outstanding	$755,934,567

Net asset value, offering and
redemption price per share	$20.98

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Notes:

(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Restricted security subject to restrictions on resale.

	Acquisition Shares/ Investment Amount	Issuer	Acquisition Date	Acquisition Cost	1/31/12 Carrying Value Per Unit

	$ 1,000,000	AP Alternative Assets, L.P.	6/8/06	$20,000,000	$8.63
	21,530,352	Catalyst Paper Corp.	10/23/06-4/7/08	42,768,308	0.01
	1,590,916	JZ Capital Partners, Ltd.
		Limited Voting Shares	6/16/09-6/19/09	5,409,402	5.60

	At January 31, 2012, these restricted securities had a total market value of $17,852,365 or 2.33% of net assets of the Fund.

(e)	Issuer filed for bankruptcy effective 2/3/12.
‡	Annualized yield at date of purchase.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States *	73.28%
Germany	4.87
Canada	3.43
Guernsey	2.83
Belgium	2.07
Hong Kong	1.70
United Kingdom	1.34
Bermuda	0.92

Total	90.44%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at January 31, 2012
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Bonds & Notes - 0.62%

	U.S. Homebuilder - 0.62%
11,320,000	K. Hovnanian Enterprises, Inc.,
	10.625%, due 10/15/16	$9,933,300

	Total Corporate Bonds & Notes
	(Cost $10,348,788)	9,933,300

Shares or Units

Common Stocks - 92.37%

	Forest Products & Paper - 3.44%
2,751,058	Weyerhaeuser Co.	55,076,181

	Non-U.S. Homebuilder - 5.40%
2,196,068	Bellway PLC (United Kingdom)	25,504,288
308,778	Berkeley Group (Holdings) PLC
	(United Kingdom) (a)	6,164,855
81,911,973	Taylor Wimpey PLC
	(United Kingdom) (a)	54,728,453

		86,397,596

	Non-U.S. Real Estate
	Consulting/Management - 1.09%
3,309,535	Savills PLC (United Kingdom)	17,522,908

	Non-U.S. Real Estate
	Investment Trusts - 18.07%
9,661,263	Centro Retail Australia (Australia) (a)	18,872,659
7,717,855	Centro Retail Australia, Class Action
	True-Up Securities (Australia) (a) (b)	—
29,880,091	Commonwealth Property Office Fund
	(Australia)	30,770,533
673,655	Derwent London PLC (United Kingdom)	17,759,609
41,415,719	Dexus Property Group (Australia)	39,132,408
12,457,812	Hammerson PLC (United Kingdom)	74,028,379
24,713,436	Mirvac Group (Australia)	32,402,719
8,339,052	SEGRO PLC (United Kingdom)	28,883,133
5,240,298	Westfield Group (Australia)	47,288,580

		289,138,020

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating
	Companies - 35.13%
2,746,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	$83,674,459
20,128,500	Capitaland, Ltd. (Singapore)	42,086,063
5,727,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	77,095,509
3,389,950	City Developments Ltd. (Singapore)	26,573,047
3,362,300	Daibiru Corp. (Japan)	22,541,791
8,377,000	Hang Lung Properties Ltd.
	(Hong Kong)	28,786,386
8,570,637	Henderson Land Development Co.,
	Ltd. (Hong Kong)	46,526,095
2,940,095	Hongkong Land Holdings, Ltd.
	(Hong Kong)[1]	15,141,489
11,373,967	Hysan Development Co., Ltd.
	(Hong Kong)	44,731,473
21,869,072	Quintain Estates & Development PLC
	(United Kingdom) (a)	13,612,171
22,721,694	Songbird Estates PLC
	(United Kingdom) (a)	39,027,177
4,692,100	Sun Hung Kai Properties, Ltd.
	(Hong Kong)	64,978,987
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	57,133,428

		561,908,075

	Retail-Building Products - 4.82%
2,874,000	Lowe’s Cos., Inc.	77,109,420

	U.S. Homebuilder - 2.69%
1,999,293	Lennar Corp., Class A	42,964,807

	U.S. Real Estate Investment
	Trusts - 7.63%
3,723,831	First Industrial Realty Trust, Inc. (a)	42,749,580
1,686,371	General Growth Properties, Inc.	26,610,934
63,254	Rouse Properties, Inc.	781,819
641,794	Vornado Realty Trust	51,908,299

		122,050,632

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating
	Companies - 14.10%
500,500	Consolidated-Tomoka Land Co. (c)	$14,314,300
6,490,864	FNC Realty Corp. (a) (b)	4,543,605
8,846,798	Forest City Enterprises, Inc.,
	Class A (a) (c)	116,158,458
29,513,141	Newhall Holding Co. LLC, Class A
	Units (a) (c)	40,028,673
941,627	Tejon Ranch Co. (a)	26,836,369
7,354,979	Thomas Properties Group, Inc. (c)	23,609,483

		225,490,888

	Total Common Stocks
	(Cost $1,426,684,382)	1,477,658,527

Investment Amount ($)

Limited Partnerships - 2.18%

	Investment Fund - 2.18%
36,000,000	Alliance Bernstein Legacy Securities
	(C1) L.P.[2] (b)	34,870,900

	Total Limited Partnerships
	(Cost $36,000,000)	34,870,900

Number of Contracts

Purchased Options - 1.08%

	Index Call Options - 1.06% (a)
18,721	Hang Seng Property Index, strike
	22,946.77 HKD, expires 1/30/13	9,493,896
17,800	Hang Seng Property Index, strike
	24,025.65 HKD, expires 1/30/13	7,487,705

		16,981,601

Notional Amount ($)		Value (Note 1)

	Foreign Currency
	Put Options - 0.02% (a)
75,000,000	Australian Currency, strike
	0.9900 AUD, expires 3/7/12	$159,375
55,000,000	Australian Currency, strike
	0.9925 AUD, expires 3/7/12	131,397

		290,772

	Total Purchased Options
	(Cost $12,403,830)	17,272,373

	Total Investment
	Portfolio - 96.25%
	(Cost $1,485,437,000)	1,539,735,100
	Other Assets less
	Liabilities - 3.75% (d) (e)	59,959,061

	NET ASSETS - 100.00%	$1,599,694,161

	Investor Class:
	Net assets applicable to
	1,947,401 shares outstanding	$43,182,906

	Net asset value, offering and
	redemption price per share	$22.17

	Institutional Class:
	Net assets applicable to
	69,981,912 shares outstanding	$1,556,511,255

	Net asset value, offering and
	redemption price per share	$22.24

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Notes:
AUD:	Australian Dollar
HKD:	Hong Kong Dollar
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	A portion of this security is segregated for future fund commitment.
(e)	Includes $9,640,000 of cash restricted as collateral for forward foreign currency contracts to broker.
1	Incorporated in Bermuda.
2	Cayman Islands exempted limited partnership.

Country Concentration

% of Net Assets

United States	35.49%
Hong Kong	21.97
United Kingdom	17.33
Australia	10.53
Canada	5.23
Singapore	4.29
Japan	1.41

Total	96.25%

Schedule of Written Options

Notional Amount ($)	Security	Expiration Date	Strike Price	Value

50,000,000	Australian Currency, Call	3/7/12	1.0267 AUD	$(1,801,250)
25,000,000	Australian Currency, Call	3/7/12	1.0268 AUD	(898,750)
55,000,000	Australian Currency, Call	3/7/12	1.0300 AUD	(1,844,914)

	(Premiums received
	$3,217,300)			$(4,544,914)

AUD: Australian Dollar

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Currency	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Unrealized Appreciation

8,613,426,595	JPY	JPMorgan Chase Bank N.A.	10/29/12	$112,569,985	$113,510,268	$940,283

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Unrealized Depreciation

11,628,710,000	JPY	JPMorgan Chase Bank N.A.	10/29/12	$145,000,000	$153,246,559	$(8,246,559)

JPY: Japanese Yen

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 90.79%

	Advertising - 2.18%
958,400	Asatsu-DK, Inc. (Japan)	$26,682,299

	Agriculture - 4.77%
4,310,964	Viterra, Inc. (Canada)	46,390,049
1,100,000	Viterra, Inc. (Canada) (d)	11,837,040

		58,227,089

	Automotive - 1.99%
439,290	Daimler AG (Germany)	24,274,436

	Building & Construction
	Products/Services - 2.23%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	6,058,179
1,265,006	Titan Cement Co. S.A. (Greece)	21,196,503

		27,254,682

	Capital Goods - 2.56%
503,196	Nexans S.A. (France)	31,241,593

	Corporate Services - 0.77%
22,522,784	Boardroom, Ltd. (Singapore) (c)	9,400,534

	Diversified Operations - 3.94%
1,204,745	Antarchile S.A. (Chile)	19,262,196
3,039,200	Hutchison Whampoa, Ltd.
	(Hong Kong)	28,901,654

		48,163,850

	Electronics Components - 7.62%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	93,078,223

	Forest Products & Paper - 5.43%
72,271,095	Catalyst Paper Corp.
	(Canada) (a) (b) (c) (e) (f)	1,059,524
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	19,944,267
2,265,983	Weyerhaeuser Co.	45,364,980

		66,368,771

Shares		Value (Note 1)

	Holding Companies - 11.26%
2,725,400	Guoco Group, Ltd. (Hong Kong)[1]	$28,289,647
1,644,208	Leucadia National Corp.	45,643,214
592,505	LG Corp. (South Korea) (a)	37,132,107
378,181	Pargesa Holding S.A. (Switzerland)	26,519,917

		137,584,885

	Insurance - 8.92%
284,772	Allianz SE (Germany)	31,311,883
230,350	Munich Re (Germany)	30,010,281
461,416	Sampo Oyj, Class A (Finland)	12,155,550
78,722	White Mountains Insurance
	Group Ltd.[1]	35,522,515

		109,000,229

	Investment Companies - 2.51%
7,136,445	Resolution, Ltd. (Guernsey)	30,711,679

	Machinery - 0.32%
41,679	Andritz AG (Austria)	3,865,870

	Media - 0.37%
539,470	Alma Media Corp. (Finland)	4,509,108

	Metals & Mining - 4.78%
1,593,200	Dundee Precious Metals, Inc.
	(Canada) (a)	14,951,643
500,400	Dundee Precious Metals, Inc.
	Warrants, expires 6/29/12
	(Canada) (a)	69,867
1,672,046	Kinross Gold Corp. (Canada)	18,893,269
22,869	Kinross Gold Corp. Warrants,
	expires 9/17/14 (Canada) (a)	25,544
397,186	Newmont Mining Corp.	24,418,995

		58,359,318

	Oil & Gas Production &
	Services - 4.66%
993,802	EnCana Corp. (Canada)	19,011,432

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Oil & Gas Production &
	Services (continued)
1,647,210	Petroleum Geo-Services ASA
	(Norway) (a)	$21,084,962
1,645,500	Precision Drilling Corp.
	(Canada) (a)	16,886,601

		56,982,995

	Other Financial - 2.89%
62,589,892	Yuanta Financial Holding Co.,
	Ltd. (Taiwan) (a)	35,327,459

	Pharmaceuticals - 5.28%
1,104,214	GlaxoSmithKline PLC
	(United Kingdom)	24,534,222
540,537	Sanofi (France)	39,926,912

		64,461,134

	Real Estate - 9.96%
5,486,319	Atrium European Real Estate,
	Ltd. (Jersey)	25,188,986
1,750,000	Mitsui Fudosan Co., Ltd. (Japan)	28,768,696
7,761,203	SEGRO PLC (United Kingdom)	26,881,696
61,235,872	Taylor Wimpey PLC
	(United Kingdom) (a)	40,913,977

		121,753,355

	Securities Brokerage - 1.24%
4,226,000	Daiwa Securities Group, Inc.
	(Japan)	15,191,866

	Telecommunications - 5.55%
38,601,902	Netia S.A. (Poland) (a) (c)	67,829,672

	Transportation - 1.56%
2,504,000	Seino Holdings Co., Ltd. (Japan)	19,120,021

	Total Common Stocks and Warrants
	(Cost $1,251,455,615)	1,109,389,068

Notional Amount ($)		Value (Note 1)

Purchased Options - 1.05%

	Foreign Currency
	Put Options - 1.05% (a)
138,000,000	Canadian Currency, strike 1.02
	Canadian Dollar, expires 2/10/12	$175,950
106,185,000	Euro Currency, strike 1.366 Euro,
	expires 5/31/12	5,553,476
136,315,000	Euro Currency, strike 1.366 Euro,
	expires 5/31/12	7,156,918
123,000,000	Japan Currency, strike 86.08 Yen,
	expires 2/6/12	—

	Total Purchased Options
	(Cost $17,353,455)	12,886,344

	Total Investment Portfolio - 91.84%
	(Cost $1,268,809,070)	1,122,275,412
	Other Assets less
	Liabilities - 8.16%	99,668,312

	NET ASSETS - 100.00%	$1,221,943,724

	Investor Class:
	Net assets applicable to 938,759
	shares outstanding	$14,329,395

	Net asset value, offering and
	redemption price per share	$15.26

	Institutional Class:
	Net assets applicable to 79,117,114
	shares outstanding	$1,207,614,329

	Net asset value, offering and
	redemption price per share	$15.26

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Restricted security subject to restrictions on resale.

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	1/31/12 Carrying Value Per Unit

72,271,095	Catalyst Paper Corp.	1/3/06-3/10/09	$136,646,535	$0.01

At January 31, 2012, the restricted security had a total market value of $1,059,524 or 0.09% of net assets of the Fund.

(f)	Issuer filed for bankruptcy effective 2/3/12.
1	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	13.41%
Canada	10.57
Singapore	8.39
United Kingdom	7.56
Japan	7.35
Germany	7.00
France	5.82
Poland	5.55
Hong Kong	4.68
South Korea	3.04
Taiwan	2.89
Guernsey	2.51
Switzerland	2.17
New Zealand	2.13
Jersey	2.06
Greece	1.73
Norway	1.72
Chile	1.58
Finland	1.36
Austria	0.32

Total	91.84%

Equity swaps outstanding as January 31, 2012 were as follows:

Security	Target Price	Floating Rate	Counterparty	Expiration Date	Nominal Shares	Unrealized Depreciation

GP Investments Ltd., BDR	BRL 4.061 (a)	3-month LIBOR	JPMorgan Chase Bank N.A.	1/29/13	2,600,200	$(119,989)

(a) Fund pays floating rate and variance under target price and receives variance over target price.
BDR: Brazilian Depositary Receipt.
BRL: Brazilian Real.
LIBOR: London Interbank Offered Rate.

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at January 31, 2012
(Unaudited)

Principal Amount (†)		Value (Note 1)

Corporate Bonds & Notes - 69.61%

	Aerospace - 0.73%
7,000,000	DAE Aviation Holdings, Inc.,
	11.250%, due 8/1/15 (a)	$7,350,000

	Consumer Products - 1.42%
17,000,000	Armored Autogroup, Inc.,
	9.250%, due 11/1/18 (a)	14,280,000

	Energy - 8.53%
	Energy XXI Gulf Coast, Inc.:
15,000,000	9.250%, due 12/15/17	16,462,500
10,000,000	7.750%, due 6/15/19	10,375,000
9,000,000	GMX Resources, Inc., PIK,
	11.000%, due 12/1/17 (a)	7,110,000
22,068,000	Hercules Offshore, Inc.,
	10.500%, due 10/15/17 (a)	22,178,340
	Platinum Energy Solutions, Inc.:
6,169,354	14.250%, due 3/1/15	6,416,128
5,000,000	14.250%, due 3/1/15 (a)	5,162,500
7,024,000	Stallion Oilfield Holdings, Ltd.,
	10.500%, due 2/15/15	7,621,040
10,000,000	Trinidad Drilling, Ltd., 7.875%,
	due 1/15/19 (Canada) (a)	10,650,000

		85,975,508

	Financials - 9.68%
	Lehman Brothers Holdings, Inc.*:
31,000,000	due 9/26/08	8,563,750
25,000,000	due 11/24/08	6,906,250
97,000,000	due 3/23/09 (c)	26,796,250
10,000,000	due 1/24/13	2,775,000
50,000,000	due 9/26/14	13,937,500
12,000,000	Marsico Holdings LLC/Marsico Co.
	Notes Corp., PIK, 10.625%,
	due 1/15/20 (a)	2,220,000
	Nuveen Investments, Inc.:
23,100,000	10.500%, due 11/15/15	24,197,250
11,700,000	10.500%, due 11/15/15 (a)	12,138,750

		97,534,750

Principal Amount (†)		Value (Note 1)

	Food & Beverage - 2.34%
9,945,000	Harmony Foods Corp., 10.000%,
	due 5/1/16 (a)	$10,156,331
9,000,000	Pinnacle Foods Finance LLC/
	Pinnacle Foods Finance Corp.,
	9.250%, due 4/1/15	9,315,000
4,000,000	Post Holdings, Inc., 7.375%,
	due 2/15/22 (a)	4,150,000

		23,621,331

	Gaming & Entertainment - 10.02%
47,511,000	Caesars Entertainment
	Operating Co., Inc., 12.750%,
	due 4/15/18	40,621,905
1,000,000	Chester Downs & Marina LLC,
	9.250%, due 2/1/20 (a)	1,025,000
	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK:
28,787,265	10.750%, due 1/15/17	30,874,342
880	10.750%, due 1/15/17 (a)	944
6,850,000	Marina District Finance Co., Inc.,
	9.875%, due 8/15/18	6,439,000
13,000,000	MGM Resorts International,
	7.500%, due 6/1/16	13,097,500
13,399,000	Shingle Springs Tribal
	Gaming Authority, 9.375%,
	due 6/15/15 (a)	8,910,335

		100,969,026

	Healthcare - 5.38%
10,000,000	InVentiv Health, Inc., 10.000%,
	due 8/15/18 (a)	9,100,000
4,000,000	Kindred Healthcare, Inc., 8.250%,
	due 6/1/19	3,690,000
13,910,000	Multiplan, Inc., 9.875%,
	due 9/1/18 (a)	15,231,450
13,775,000	Radiation Therapy Services, Inc.,
	9.875%, due 4/15/17	9,676,938

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Principal Amount (†)			Value (Note 1)

Corporate Bonds & Notes (continued)

		Healthcare (continued)
		Rotech Healthcare, Inc.:
7,658,000		10.750%, due 10/15/15	$7,753,725
11,100,000		10.500%, due 3/15/18	8,769,000

			54,221,113

		Home Construction - 5.38%
33,022,825		Ainsworth Lumber Co., Ltd., PIK,
		11.000%, due 7/29/15
		(Canada) (a)	24,602,004
8,410,000		K. Hovnanian Enterprises, Inc.,
		10.625%, due 10/15/16	7,379,775
21,591,000		Nortek, Inc., 10.000%, due 12/1/18	22,238,730

			54,220,509

		Media - 10.82%
		Clear Channel Communications, Inc.:
20,000,000		9.000%, due 3/1/21	17,500,000
32,367,289		PIK, 11.000%, due 8/1/16	23,466,285
7,519,000		Cumulus Media, Inc., 7.750%,
		due 5/1/19 (a)	7,086,658
49,450,000		Intelsat Luxembourg S.A., 11.250%,
		due 2/4/17 (Luxembourg)	50,068,125
2,000,000		Nara Cable Funding Ltd., 8.875%,
		due 12/1/18 (Ireland) (a)	1,910,000
9,000,000		Spanish Broadcasting System, Inc.,
		12.500%, due 4/15/17 (a)	9,090,000

			109,121,068

		Metals & Mining - 4.21%
22,717,000		CEMEX España, 9.250%,
		due 5/12/20 (Luxembourg)[3] (a)	19,309,450
6,500,000	EUR	CEMEX Finance LLC, 9.625%,
		due 12/14/17 (a)	7,141,923
15,750,000		Murray Energy Corp., 10.250%,
		due 10/15/15 (a)	15,986,250

			42,437,623

Principal Amount (†)		Value (Note 1)

	Paper & Packaging - 0.30%
3,000,000	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC,
	9.000%, due 4/15/19 (a)	$3,000,000

	Services - 1.05%
11,000,000	EnergySolutions, Inc. /
	EnergySolutions LLC, 10.750%,
	due 8/15/18	10,615,000

	Technology - 1.70%
16,250,000	EVERTEC, Inc., 11.000%,
	due 10/1/18	17,184,375

	Telecommunications - 3.54%
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	12,119,625
6,150,000	10.500%, due 4/15/18 (a)	6,534,375
3,000,000	Hughes Satellite Systems Corp.,
	7.625%, due 6/15/21 (a)	3,180,000
18,600,000	Sprint Capital Corp., 6.875%,
	due 11/15/28	13,880,250

		35,714,250

	Transportation Services - 2.86%
26,145,000	General Maritime Corp., 12.000%,
	due 11/15/17[2]*	718,987
25,750,000	Swift Services Holdings, Inc.,
	10.000%, due 11/15/18	28,099,687

		28,818,674

	Utilities - 1.65%
5,060,000	Dynegy Holdings LLC, 8.750%,
	due 2/15/12*	3,111,900
8,350,000	Energy Future Holdings Corp.,
	10.000%, due 1/15/20	8,997,125
5,995,000	Texas Competitive Electric
	Holdings Co. LLC, 11.500%,
	due 10/1/20 (a)	4,556,200

		16,665,225

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Principal Amount (†)		Value (Note 1)

Corporate Bonds & Notes (continued)

	Total Corporate Bonds & Notes
	(Cost $735,968,483)	$701,728,452

Term Loans - 11.39%
	Aerospace - 1.84%
	Aveos Fleet Performance, Inc.
	(Cayman Islands):
2,574,468	Revolving Credit, 11.250%,
	due 3/12/13 (c) (d) ^	2,497,234
3,180,308	Term Loan, 11.250%,
	due 3/12/13 (c) (d) ^	3,084,899
6,985,729	Term Loan B, PIK, 10.750%,
	due 3/12/15 (c) (d) ^	6,426,871
7,167,231	Term Loan B2, 10.750%,
	due 3/12/15 (c) (d) ^	6,593,852

		18,602,856

	Financials - 2.34%
	Marsico Parent Co. LLC,
	Term Loan B:
600,889	5.313%, due 12/14/14 (c)	227,136
48,200,677	5.625%, due 12/14/14 (c)	18,219,856
4,925,000	Nuveen Investments, Inc.,
	Term Loan, 12.500%,
	due 7/31/15	5,146,625

		23,593,617

	Gaming & Entertainment - 0.63%
12,606,402	Hicks Sport Group LLC, Term Loan B,
	due 12/22/10* (c)	6,345,218

	Media - 0.10%
997,326	Spanish Broadcasting System, Inc.,
	Term Loan, 2.020%,
	due 6/10/12 (c)	992,340

Principal Amount (†)		Value (Note 1)

	Services - 4.50%
64,810,757	Koosharem Corp., Term Loan,
	10.250%, due 6/30/14 (c) (f)	$45,367,530

	Utilities - 1.98%
29,069,472	Texas Competitive Electric
	Holdings Co. LLC, Non-Extended
	Term Loan, 3.795%,
	due 10/10/14 (c)	19,956,192

	Total Term Loans
	(Cost $157,175,314)	114,857,753

Municipal Bonds - 1.40%
	Gaming & Entertainment - 1.40%
	New York City, NY, Industrial
	Development Agency Civic
	Facility Revenue, Bronx Parking
	Development Co. LLC, OID:
10,000,000	5.750%, due 10/1/27	5,114,400
5,200,000	5.750%, due 10/1/37	2,657,772
12,330,000	5.875%, due 10/1/46	6,296,684

	Total Municipal Bonds
	(Cost $16,226,726)	14,068,856

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Shares		Value (Note 1)

Preferred Stocks - 2.06%

	Financials - 2.06%
280,000	Ally Financial Inc., Series A,
	8.500% (c)	$5,854,800
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (c) (e)	720,750
208,000	Federal National Mortgage
	Association,
	Series M, 4.750% (e)	397,800
417,000	Federal National Mortgage
	Association,
	Series 0, 7.000% (c) (e)	917,400
500,000	Federal National Mortgage
	Association,
	Series S, 8.250% (c) (e)	756,250
1,000,000	Federal National Mortgage
	Association,
	Series T, 8.250% (c) (e)	1,450,000
480,000	GMAC Capital Trust I, 8.125% (c)	10,651,200

	Total Preferred Stocks
	(Cost $25,851,800)	20,748,200

Private Equities - 1.76%

	Aerospace - 1.08%
573,251	Aveos Holding Co.
	(Cayman Islands) (d) (e) ^	10,891,763

	Financials - 0.12%
4,568,957	Cerberus CG Investor I LLC (e)	502,585
4,568,918	Cerberus CG Investor II LLC (e)	502,581
2,284,632	Cerberus CG Investor III LLC (e)	251,310

		1,256,476

	Utilities - 0.56%
14,956	Bosque LLP (e) ^	5,608,500

	Total Private Equities
	(Cost $14,271,161)	17,756,739

Shares or Units		Value (Note 1)

Common Stocks & Warrants - 3.01%

	Energy - 1.81%
218,852	Compton Petroleum Corp.
	(Canada) (e)	$938,530
45,681	Compton Petroleum Corp. Warrants,
	expires 8/23/14 (Canada) (e)	57,403
25	Platinum Energy Solutions, Inc.
	Units (b) (e) (h) (i)	15,197,266
8,000	Platinum Energy Solutions, Inc.
	Warrants (b) (e)	2,000,000

		18,193,199

	Financials - 0.79%
4,091,292	Centro Retail Australia (Australia) (e)	7,992,077
3,268,312	Centro Retail Australia, Class
	Action True-Up Securities
	(Australia) (b) (e)	—

		7,992,077

	Transportation Services - 0.41%
718,636	Scorpio Tankers, Inc. (Monaco)[2] (e)	4,146,530

	Total Common Stocks & Warrants
	(Cost $19,491,550)	30,331,806

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Number of Contracts		Value (Note 1)

Purchased Options - 0.05%

	Equity Put Options - 0.05% (e)
2,000	Overseas Shipping Group,
	strike $13, expires 4/21/12	$460,000

	Total Purchased Options
	(Cost $609,130)	460,000

	Total Investment Portfolio - 89.28%
	(Cost $969,594,164)	899,951,806
	Other Assets less
	Liabilities - 10.72% (g)	108,075,883

	NET ASSETS - 100.00%	$1,008,027,689

	Investor Class:
	Net assets applicable to 30,936,672
	shares outstanding	$309,706,603

	Net asset value, offering and
	redemption price per share	$10.01

	Institutional Class:
	Net assets applicable to 69,815,976
	shares outstanding	$698,321,086

	Net asset value, offering and
	redemption price per share	$10.00

Notes:

EUR: Euro.
PIK: Payment-in-kind. OID: Original Issue Discount.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of January 31, 2012.
(d)	Affiliated issuers—as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(e)	Non-income producing security.
(f)	Includes 86,558 shares of common stock warrants and 10,866 shares of common stock Series A warrants.
(g)	Includes $340,000 of cash restricted as collateral for forward foreign currency contracts to broker.
(h)	Restricted security subject to restrictions on resale.

Acquisition Units	Issuer	Acquisition Date	Acquisition Cost	1/31/12 Carrying Value Per Unit

25	Platinum Energy Solutions, Inc. Units	2/28/11	$2,500,000	$607,890.64

At January 31, 2012, the restricted security had a total market value of $15,197,266 or 1.51% of net assets of the Fund.

(i)	Includes 6,185,000 shares of comon stock and 2,500 shares of preferred stock.
*	Issuer in default.
^	Classified as Level 3 security in the summary by level of inputs table.
†	Denominated in U.S. Dollars unless otherwise noted.
1	Incorporated in Bermuda.
2	Incorporated in Marshall Islands.
3	Incorporated in Spain.

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at January 31, 2012
(Unaudited)

Country Concentration

% of Net Assets

United States	72.63%
Luxembourg	6.88
Canada	3.60
Cayman Islands	2.93
Jamaica	1.85
Australia	0.79
Monaco	0.41
Ireland	0.19

Total	89.28%

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 1/31/12	Unrealized Appreciation

4,000,000	Euro	JPMorgan Chase Bank N.A.	10/3/12	$5,422,400	$5,240,063	$182,337
1,000,000	Euro	JPMorgan Chase Bank N.A.	10/9/12	$1,336,400	$1,310,087	$26,313

						$208,650

See accompanying notes to the Portfolios of Investments.

19

Third Avenue Trust
Notes to Portfolios of Investments January 31, 2012 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust.

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At January 31, 2012, such securities had a total fair value of $94,378,977 or 2.91% of net assets of Third Avenue Value Fund, $8,946,394 or 1.17% of net assets of Third Avenue Small-Cap Value Fund, $39,414,505 or 2.46% of net assets of Third Avenue Real Estate Value Fund, $1,059,524 or 0.09% of net assets of Third Avenue International Value Fund, and $17,197,266 or 1.71% of net assets of Third Avenue Focused Credit Fund. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in un-

20

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

restricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy as follows:

• Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2—Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stocks)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

Term Loans—Term Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Term Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity Swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

The following is a summary by level of inputs used to value the Funds’ investments as of January 31, 2012:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	$—	$7,401,822	$—	$—	$—
Consumer Products	—	7,717,849	—	—	—
Energy	—	—	—	—	995,933
Financials	—	—	—	—	7,992,077
Forest Products & Paper	—	21,858,224	55,076,181	65,309,247	—
Insurance & Reinsurance	—	34,180,862	—	—	—
Mutual Holding Companies	9,148,999	—	—	—	—
Non-U.S. Real Estate Investment Trusts	—	10,283,772	289,138,020	—	—
U.S. Real Estate Operating Companies	168,810,606	47,860,890	180,918,610	—	—
Others #	2,816,100,780	461,889,209	907,953,438	1,043,020,297	4,146,530
Limited Partnerships - Infrastructure	11,668,000	—	—	—	—
Purchased Options - Equity Put Options	—	—	—	—	460,000
Preferred Stocks#	8,286	1,874,813	—	—	20,748,200

Total for Level 1 Securities	3,005,736,671	593,067,441	1,433,086,249	1,108,329,544	34,342,740

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks - U.S.
Real Estate Operating Companies	—	—	40,028,673	—	—
Debt Securities issued by the U.S.
Treasury and other government
corporations and agencies:
Municipal Bonds - Gaming &
Entertainment	—	—	—	—	14,068,856
Corporate Bonds & Notes#	5,922,450	—	9,933,300	—	701,728,452
Term Loans#	—	—	—	—	96,254,897
Private Equities - Financials	—	—	—	—	1,256,476
Purchased Options#	—	62,040	17,272,373	12,886,344	—
Short Term Investments -
U.S. Government Obligations	—	89,977,605	—	—	—

Total for Level 2 Securities	5,922,450	90,039,645	67,234,346	12,886,344	813,308,681

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

Summary by level of inputs (continued):

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund		Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	$—	*	$—	$—		$—	$—
Consumer Products	26,318		—	—		—	—
Energy	—		—	—		—	17,197,266
Financials	—		—	—		—	—	*
Financial Insurance	555,000		—	—		—	—
Forest Products & Paper	—		315,644	—		1,059,524	—
Insurance & Reinsurance	144,572		—	—		—	—
Manufactured Housing	83,804,000		—	—		—	—
Mutual Holding Companies	607,000		—	—		—	—
Non-U.S. Real Estate Investment Trusts	—		—	—	*	—	—
Services	—		—	—		—	—	*
U.S. Real Estate Operating Companies	6,641,537		—	4,543,605		—	—
Limited Partnerships:
Holding Companies	—		8,630,750	—		—	—
Insurance & Reinsurance	376,839		—	—		—	—
Investment Fund	—		—	34,870,900		—	—
Preferred Stocks - Insurance & Reinsurance	194,023		—	—		—	—
Corporate Bonds & Notes -
Consumer Products	2,636,688		—	—		—	—
Term Loans - Aerospace	—		—	—		—	18,602,856
Private Equities:
Aerospace	—		—	—		—	10,891,763
Utilities	—		—	—		—	5,608,500

Total for Level 3 Securities	94,985,977		8,946,394	39,414,505		1,059,524	52,300,385

Total Value of Investments	$3,106,645,098		$692,053,480	$1,539,735,100		$1,122,275,412	$899,951,806

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

Summary by level of inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Call Options Written	$—	$—	$(4,544,914)	$—	$—
Equity Swaps	—	—	—	(119,989)	—
Forward Foreign Currency Contracts	—	—	(7,306,276)	—	208,650

Total Value of Appreciation/(Depreciation) of Other Financial Instruments	$—	$—	$(11,851,190)	$(119,989)	$208,650

†

Significant transfers between Level 1 and Level 2 included securities valued at $1,941,399,556, $94,718,250, $867,102,436, $879,735,363 at October 31, 2011 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund respectively which are currently included in Level 1 at January 31, 2012 that had previously been included in Level 2 at October 31, 2011. These changes were primarily the result of certain securities trading outside the U.S. whose values were adjusted by the application of fair value factors as a result of significant market movements following the close of local trading at October 31, 2011.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings and note that Level 3 securites are those indicated by (b) and ^.
*	Securities have zero values.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are valued utilizing values as of the beginning of the period.

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation)	Transfer in Level 3	Balance as of 1/31/12 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$	—*	$—	$—	$	—*	$—
Consumer Products		26,318	—	—		26,318	—
Financial Insurance		555,000	—	—		555,000	—
Insurance & Reinsurance		145,847	(1,275)	—		144,572	(1,275)
Manufactured Housing		80,843,000	2,961,000	—		83,804,000	2,961,000
Mutual Holding Companies		—	36,420	570,580		607,000	36,420
U.S. Real Estate
Operating Companies		6,641,537	—	—		6,641,537	—
Corporate Bonds & Notes#		1,593,899	1,042,789	—		2,636,688	1,042,789
Limited Partnerships:
Insurance & Reinsurance		534,952	(158,113)	—		376,839	(158,113)
Preferred Stocks:
Insurance & Reinsurance		194,023	—	—		194,023	—

Total		$90,534,576	$3,880,821	$570,580		$94,985,977	$3,880,821

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper		$1,375,955	$(1,060,311)	$—		$315,644	$(1,060,311)
Limited Partnerships:
Holding Companies		9,167,500	(536,750)	—		8,630,750	(536,750)

Total		$10,543,455	$(1,597,061)	$—		$8,946,394	$(1,597,061)

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

Reconciliation of Level 3 investments (continued):

	Balance as of 10/31/11 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)		Realized gain	Transfer out Level 3	Balance as of 1/31/12 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Real Estate Value Fund
Common Stocks:
Non-U.S. Real Estate
Investment Trusts	$—		$—	$—	**	$—	$—	$—	*	$—
U.S. Real Estate
Operating Companies	4,543,605		—	—		—	—	4,543,605		—
Limited Partnerships:
Investment Fund	37,324,299		(2,453,399)	—		—	—	34,870,900		(2,453,399)

Total	$41,867,904		$(2,453,399)	$—		$—	$—	$39,414,505		$(2,453,399)

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$4,618,680		$(3,559,156)	$—		$—	$—	$1,059,524		$(3,559,156)
Third Avenue Focused Credit Fund
Private Equities:
Aerospace	$10,891,763		$—	$—		$—	$—	$10,891,763		$—
Financials	1,599,151		—	—		—	(1,599,151)	—		—
Utilities	5,065,900		383,540	159,060		—	—	5,608,500		383,540
Common Stocks & Warrants:
Energy	13,119,000		4,078,266	(125,000)		125,000	—	17,197,266		4,168,266
Financials	—		—	—	**	—	—	—	*	—
Services	—	*	—	—		—	—	—	*	—
Term Loans#	27,607,381		(1,151,830)	669,577	+	—	(8,522,272)	18,602,856		(1,151,830)

Total	$58,283,195		$3,309,976	$703,637		$125,000	$(10,121,423)	$52,300,385		$3,399,976

*	Securities have zero values.
#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings and note that Level 3 securities are those indicated by (b) and ^.
**	Security received through corporate action with zero cost.
+	Include payment-in-kind interest of $374,413 and amortization discount of $295,164.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

In February 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Additional Disclosures about Fair Value Measurements Required beginning in 2010”. ASU 2010-06 includes new requirements to disclose the following: significant transfers in and out of Level 1 and 2 measurements and the reasons for the transfer, and gross presentation of activity within the Level 3 roll forward about purchases, sales, issuances and settlements. Management has adopted the amended guidance and determined that there was no material impact to the Trust’s financial statements except for additional disclosures regarding Level 1 and 2 made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security transactions:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the LIBOR or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2012.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended January 31, 2012, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

30

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended January 31, 2012, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments and/or to protect against losses in foreign currencies.

During the period ended January 31, 2012, Third Avenue Real Estate Value Fund used written put options on foreign currency for hedging against foreign currency risks.

Swap Agreements:

The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the fund will receive or make a payment to the counterparty.

During the period ended January 31, 2012, Third Avenue International Value Fund participated in an equity swap. Details of the open swap at period end are included in the Fund’s Portfolio of Investments under the caption “Equity Swaps”.

31

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

During the period ended January 31, 2012, Third Avenue International Value Fund used equity swaps to gain exposure to the underlying investment.

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of January 31, 2012:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$826,159,145	$119,550,428	$220,497,368	$111,045,484	$45,227,785
Gross unrealized depreciation	(585,374,802)	(94,325,973)	(166,199,268)	(257,579,142)	(114,870,143)

Net unrealized appreciation/
(depreciation)	$240,784,343	$25,224,455	$54,298,100	$(146,533,658)	$(69,642,358)

Aggregate book cost	$2,865,860,755	$666,829,025	$1,485,437,000	$1,268,809,070	$969,594,164

32

Third Avenue Trust
Notes to Portfolios of Investments (continued)
January 31, 2012
(Unaudited)

3. COMMITMENTS AND CONTINGENCIES

At January 31, 2012, Third Avenue Real Estate Value Fund had the following commitment and contingency:

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Alliance Bernstein Legacy	Limited
Securities (C1) L.P.	Partnership	$40,000,000	$36,000,000	$4,000,000

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

33

BOARD OF TRUSTEES
Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	March 1, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	March 1, 2012

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	March 1, 2012